LAND USE RIGHTS, NET (Tables)	6 Months Ended
Jun. 30, 2025
Land Use Rights Net
SCHEDULE OF LAND USE RIGHTS NET

Land use rights consisted of the following:

	June 30, 2025	December 31, 2024
	US$’000	US$’000
	(Unaudited)	(Audited)

Land use right	113,335	149,019
Less: accumulated amortization	(21,736)	(29,383)
Land use right, net	91,599	119,636